Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Operating lease [Abstract]
Operating lease expenses	$ 104,557	$ 115,176	$ 119,759